Commitments And Contingencies (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2017 item	Dec. 31, 2015 item	Aug. 31, 2015 item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2019 USD ($)
Commitments and Contingencies [Line Items]
Rent expense | $					$ 500
Attorney fees | $				$ 413	413
Germany [Member]
Commitments and Contingencies [Line Items]
Statutory fees and costs | $				$ 370	$ 110
ParkerVision vs. Qualcomm, Inc. [Member]
Commitments and Contingencies [Line Items]
Number of petitions			10
Number of petitions outstanding	6
Number of patents allegedly infringed upon seeking invalidation			3
Number of patents allegedly infringed upon			11
Number of patents found infringed upon	3
Number of patents found not infringed upon	2
ParkerVision v. Apple and Qualcomm (Middle District of Florida) [Member]
Commitments and Contingencies [Line Items]
Number of additional patents allegedly infringed upon		4
ParkerVision v. Apple (Munich, Germany) Apple I Case [Member]
Commitments and Contingencies [Line Items]
Attorney fees | $						$ 60
Corporate Office [Member] | Jacksonville Florida [Member]
Commitments and Contingencies [Line Items]
Lease End Date				Jul. 31, 2019
Wireless Design Facility [Member] | Lake Mary Florida [Member]
Commitments and Contingencies [Line Items]
Lease End Date				Nov. 30, 2022
Warehouse And Production Facility [Member] | Jacksonville Florida [Member]
Commitments and Contingencies [Line Items]
Lease End Date				Jul. 31, 2020